Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives	12 Months Ended
Dec. 31, 2022
Furniture, Fixture and Other Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Electronic Equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Electronic Equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Plant [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful plant	Shorter of useful life or lease term